Events Unaudited Subsequent to the Date of the Independent Auditor's Report	12 Months Ended
Dec. 31, 2024
Events Unaudited Subsequent to the Date of the Independent Auditor's Report [Abstract]
Events Unaudited Subsequent to the Date of the Independent Auditor's Report
26.	Events Unaudited Subsequent to the Date of the Independent Auditor's Report

i.	First Towers Closing:

On August 22, 2025, the Company consummated the transactions pursuant to the Share Exchange Agreement, dated March 5, 2025 and as amended on August 19, 2025, with FTFC, pursuant to which all of the common shares of FTFC have been acquired by Akanda and in exchange, Akanda will issue Class A Special Shares and Class B Special Shares and cash payable over time and evidenced by a promissory note.

As a result of the closing, which was effective on August 21, 2025 but dated as of August 19, 2025, FTFC became a wholly owned subsidiary of the Company.

The Company did not issue any of its common shares as of the closing, as originally contemplated by the Share Exchange Agreement. On August 29, 2025, the Company held a Special Meeting of Shareholders and approves the issuance of 144,930 Class A Special Shares in accordance with the terms of the Share Exchange Agreement, as amended. Akanda intends to hold a second special meeting of shareholders to seek approval for the issuance of the Class B Special Shares as part of the terms of the Share Exchange Agreement, which are expected to be convertible into the remaining common shares otherwise issuable to the former FTFC shareholders pursuant to the terms of the Share Exchange Agreement.

ii.	Assumption of FTFC Indebtedness:

In connection with the Business Combination and the closing, the Company entered into a Debt Settlement Agreements and a Convertible Promissory Notes with PGC Finco Inc. (“PGC”) and Dunstan Holdings Ltd. (“Dunstan”).

Pursuant to the PGC Settlement Agreement, in satisfaction of all indebtedness of FTFC to PGC through the closing, the Company assumed indebtedness of FTFC in the aggregate principal amount of US$4,153,078 which is evidenced by a Note Agreement, and the Company agreed to pay to PGC a cash payment of $500,000 and issue to PGC, upon shareholder approval therefor, 1,741,129 Class B Special Shares.

Pursuant to the Dunstan Settlement Agreement, in satisfaction of all indebtedness of FTFC to Dunstan through the closing, the Company assumed indebtedness of FTFC in the aggregate principal amount of US$756,917.28 which is evidenced by a Note Agreement, and the Company agreed to issue to PGC, upon shareholder approval therefor, 547,569 Class B Special Shares.

Each of the PGC Note and the Dunstan Note (collectively, the “Notes”) has a maturity date of August 19, 2031, has an interest rate of 8-1/2% per annum payable semiannually in arrears, and are secured by all of the assets of the Company. Each Note may be converted from time to time by either the Company or the holder of the Note, into common shares of the Company, subject to first obtaining approval from the shareholders of the Company at the Second Shareholder Meeting. The conversion price shall be a price per share equal to the greater of (a) $0.2720 and (b) a ten percent discount to the seven trading day VWAP immediately prior to receipt of the conversion notice.

iii.	Consideration Note:

In connection with the Business Combination and the closing, the Company entered into the Consideration Note with a Shareholder. The Consideration Note is in the principal amount of US$14,133,966. It has a maturity date of August 19, 2027 and has an interest rate of 16% per annum payable quarterly. In addition, the Company paid to the holder of the Consideration Note a commitment fee of $424,018.98.

The Consideration Note is secured by all of the assets of the Company pursuant to a General Security Agreement dated as of August 19, 2025, but such security interest has been subordinated to the Notes and the security interest held by PGC and Dunstan.